Quarterly Holdings Report
for

Fidelity® Select Portfolio®

Energy Portfolio

May 31, 2019

ENE-QTLY-0719
1.802168.115

Schedule of Investments May 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.2%
	Shares	Value
Chemicals - 0.2%
Commodity Chemicals - 0.2%
LG Chemical Ltd.	4,005	$1,122,028
LyondellBasell Industries NV Class A	14,200	1,054,350
		2,176,378
Energy Equipment & Services - 7.2%
Oil & Gas Drilling - 1.7%
AKITA Drilling Ltd. Class A (non-vtg.)	374,464	778,517
Nabors Industries Ltd.	2,247,436	5,303,949
Odfjell Drilling Ltd. (a)	824,980	2,443,352
Patterson-UTI Energy, Inc.	185,600	1,972,928
Precision Drilling Corp. (a)	1,420,000	2,594,999
Shelf Drilling Ltd. (a)(b)	1,057,476	4,398,246
		17,491,991
Oil & Gas Equipment & Services - 5.5%
Baker Hughes, a GE Co. Class A	489,140	10,472,487
Dmc Global, Inc.	4,450	300,998
Forum Energy Technologies, Inc. (a)	962,100	3,675,222
Halliburton Co.	269,200	5,731,268
Helix Energy Solutions Group, Inc. (a)	133,400	901,784
Hunting PLC	289,000	1,856,071
Liberty Oilfield Services, Inc. Class A (c)	287,600	3,666,900
RigNet, Inc. (a)	520,601	4,341,812
Schlumberger Ltd.	513,858	17,825,734
Solaris Oilfield Infrastructure, Inc. Class A (c)	405,000	5,763,150
Tenaris SA sponsored ADR	40,600	946,386
		55,481,812

TOTAL ENERGY EQUIPMENT & SERVICES		72,973,803

Machinery - 1.1%
Industrial Machinery - 1.1%
Apergy Corp. (a)	34,200	1,060,542
Cactus, Inc. (a)	122,200	3,977,610
ProPetro Holding Corp. (a)	320,823	6,230,383
		11,268,535
Oil, Gas & Consumable Fuels - 89.6%
Coal & Consumable Fuels - 0.3%
Peabody Energy Corp.	104,200	2,450,784
Integrated Oil & Gas - 22.8%
Chevron Corp.	1,426,223	162,375,488
Exxon Mobil Corp.	507,448	35,912,095
Occidental Petroleum Corp.	284,900	14,179,473
Suncor Energy, Inc.	563,100	17,352,112
		229,819,168
Oil & Gas Exploration & Production - 47.4%
Anadarko Petroleum Corp.	220,315	15,503,567
Berry Petroleum Corp.	562,400	6,045,800
Brigham Minerals, Inc. Class A	60,000	1,231,800
Cabot Oil & Gas Corp.	909,600	22,758,192
Concho Resources, Inc.	149,928	14,694,443
ConocoPhillips Co.	693,200	40,871,072
Continental Resources, Inc. (a)	435,988	15,259,580
Devon Energy Corp.	968,600	24,369,976
Diamondback Energy, Inc.	469,847	46,073,197
Encana Corp. (Toronto)	3,368,300	17,768,555
EOG Resources, Inc.	934,664	76,530,288
Hess Corp.	434,800	24,287,928
Kosmos Energy Ltd.	1,668,400	10,277,344
Lundin Petroleum AB	262,600	7,164,033
Magnolia Oil & Gas Corp.	909,000	10,026,270
Magnolia Oil & Gas Corp. Class A (a)(c)	797,300	8,794,219
National Energy Services Reunited Corp. (a)	13,900	125,517
Noble Energy, Inc.	1,083,400	23,184,760
Northern Oil & Gas, Inc. (a)	3,091,700	6,152,483
Parex Resources, Inc. (a)	1,006,300	15,225,536
Parsley Energy, Inc. Class A (a)	604,300	10,774,669
PDC Energy, Inc. (a)	246,151	7,512,529
Pioneer Natural Resources Co.	311,999	44,291,378
Talos Energy, Inc. (a)	130,700	3,050,538
Texas Pacific Land Trust (c)	800	589,608
Viper Energy Partners LP	655,159	18,344,452
W&T Offshore, Inc. (a)	362,000	1,520,400
Whiting Petroleum Corp. (a)	357,300	6,567,174
		478,995,308
Oil & Gas Refining & Marketing - 14.6%
Delek U.S. Holdings, Inc.	432,931	13,252,018
Marathon Petroleum Corp.	600,392	27,612,028
Par Pacific Holdings, Inc. (a)	347,000	6,801,200
Phillips 66 Co.	468,073	37,820,298
Reliance Industries Ltd.	310,732	5,935,182
Valero Energy Corp.	800,200	56,334,080
		147,754,806
Oil & Gas Storage & Transport - 4.5%
Cheniere Energy, Inc. (a)	334,400	21,127,392
Enterprise Products Partners LP	225,300	6,283,617
Euronav NV (c)	723,941	6,081,104
Golar LNG Ltd.	187,300	3,406,987
Noble Midstream Partners LP (a)(d)	101,027	3,056,067
Teekay LNG Partners LP	55,500	728,715
The Williams Companies, Inc.	187,962	4,958,438
		45,642,320

TOTAL OIL, GAS & CONSUMABLE FUELS		904,662,386

Water Utilities - 0.1%
Water Utilities - 0.1%
Select Energy Services, Inc. Class A (a)	103,300	1,105,310
TOTAL COMMON STOCKS
(Cost $1,010,963,225)		992,186,412

Money Market Funds - 2.4%
Fidelity Cash Central Fund 2.41% (e)	15,872,676	15,875,851
Fidelity Securities Lending Cash Central Fund 2.42% (e)(f)	8,320,566	8,321,398
TOTAL MONEY MARKET FUNDS
(Cost $24,197,497)		24,197,249
TOTAL INVESTMENT IN SECURITIES - 100.6%
(Cost $1,035,160,722)		1,016,383,661
NET OTHER ASSETS (LIABILITIES) - (0.6)%		(6,304,575)
NET ASSETS - 100%		$1,010,079,086

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,398,246 or 0.4% of net assets.

 (c) Security or a portion of the security is on loan at period end.

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $3,056,067 or 0.3% of net assets.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements , which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Noble Midstream Partners LP	6/21/17	$4,086,542

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$40,293
Fidelity Securities Lending Cash Central Fund	10,339
Total	$50,632

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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